FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 4) (USD $) In Millions, unless otherwise specified	0 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities [Absract]
Sold receivables at the beginning of the year			$ 590	$ 535
Proceeds from sale of receivables	585	590	4,287	3,662
Cash collections (remitted to the owner of the receivables)			4,202	3,635
Effect of currency exchange rate changes			(90)	28
Sold receivables at the end of the year	$ 585	$ 590	$ 585	$ 590